WARRANTS	12 Months Ended
Mar. 31, 2022
Warrants
WARRANTS

23 WARRANTS

	Notes	At 31 March 2022	At 31 March 2021
		USD	USD
Public warrants	23.1	-	-
Private warrants	23.2	4,005	5,197,201
		4,005	5,197,201

23.1 Public warrants

	At 31 March 2022	At 31 March 2021
	USD	USD
At 1 April	-	-
Issue public warrants	-	8,324,147
Warrants exercised	-	(3,968,986)
Warrants redeemed	-	(4,355,161)
31 March	-	-

Public warrants are equity instruments as they are settled in the Company’s shares upon exercising and were initially recognized based on the fair value on the date of issuance. No subsequent remeasurement is required.

The public warrants were traded on Nasdaq and the closing trade price on 30 September 2020 was used to measure their fair value. On 30 September 2020, the warrants had a fair value of $8,324,147 (6,212,050 warrants valued at $1.34 each on closing at 30 September 2020), which is included as a Transaction expense in the consolidated statement of profit or loss (note 33).

Between January 2021 to March 2021, 2,961,935 warrants ($3,968,986 of the $8,324,147 reserve recorded) were exercised and 1,480,965 shares issued for cash consideration of $17,031,098. The remaining 3,250,115 warrants ($4,355,161 of the $8,324,147 reserve recorded) were redeemed by the Company for $0.01 each. The warrant reserve recognized on 30 September 2020 was reclassified to distributable reserves within retained earnings.

23.2 Private warrants

	At 31 March 2022	At 31 March 2021
	USD	USD
At 1 April	5,197,201	-
Additions		16,594,388
Fair value remeasurement	(5,193,196)	(11,397,187)
31 March	4,005	5,197,201

On 15 January 2021, the Company raised cash of $38,575,035 via a private placement of 2,571,669 shares and 2,571,669 private warrants. As part of the private placement, a capital raise expense of $2,871,652 was incurred which $2,376,652 was paid from the capital raise proceeds and a remaining $495,000 accrued.

The private warrants have a 3-year tenure and each warrant has an exercise price of $18.75 per share. Based on IFRS 9 and IAS 32, the private warrants are classified as financial liabilities on the basis that there is a contingent settlement provision outside the Company’s control which may require the Company to redeem the private warrants in cash. The private warrants are recorded as Warrant liability on the consolidated statement of financial position and are measured at fair value through profit or loss.

The fair value of the private warrants on 15 January 2021 was estimated using the Black-Scholes-Merton Call Option Model with the following inputs:

1.	Risk free rate of 0.21% based on the yield of USD Treasury Strips with the same tenure of 3 years as at 15 January 2021.
2.	No dividend will be paid during the three-year period from 15 January 2021.
3.	Share price volatility of 55.52%, based on judgement below.

Volatility parameter of 55.52% is used on the basis that on 15 January 2021:

●	Volatility from a sample of 52 related companies including traditional stock exchanges had a median of 34.45% over a three-year period.
●	Unlike traditional exchanges, the Company is exposed to movements in digital asset values and the most prominent digital asset being BTC. The historical volatility of BTC over the last three years as at 15 January 2021 was 76.59%
●	The Company used volatility of 55.52% in the Black-Scholes-Merton Call Option Model based on the average of the above two points.

The model estimates the fair value of the private warrants at $6.45 each with an aggregate value of $16,594,388 and on a pro-rata basis between the shares and warrants issued, the associated capital raise expense of $1,235,341 for the warrants is recorded as a loss (other finance cost) in the income statement ($1,022,399 was paid in cash and $212,940 accrued).

On 31 March 2021, the option pricing model was updated to estimate the fair value with the below inputs:

●	Risk free rate of 0.31% based on the yield of USD Treasury Strips with the same tenure as the warrant expiry.
●	No dividend will be paid during the warrant tenure.
●	Share price volatility of 52.75%, revised as at 31 March 2021 based on the same judgement as above where the median of the related companies sample was 34.41% and the 2.79 year annualized volatility of BTC at 71.09%.

The updated model estimates the fair value of the private warrants at $2.02 each with an aggregate value of $5,197,201 and a fair value gain of $11,397,187 is recognized in the consolidated statement of profit or loss.

On 31 March 2022, the option pricing model was updated to estimate the fair value with the below inputs:

●	Risk free rate of 2.19% based on the yield of USD Treasury Strips with the same tenure as the warrant expiry.
●	No dividend will be paid during the warrant tenure.
●	Share price volatility of 51.81%, revised as at 31 March 2022 based on the same judgement as above where the median of the related companies sample was 32.69% and the 1.79 year annualized volatility of BTC at 70.93%.

The updated model estimates the fair value of the private warrants at $0.002 each with an aggregate value of $4,005 and a fair value gain of $5,193,196 is recognized in the consolidated statement of profit or loss.